                                                                                C. Christopher Sprague
                                                                                Vice President, Corporate Counsel
                                                                                Prudential Financial
                                                                                213 Washington Street
                                                                                Newark, New Jersey 07102-2992

VIA EDGAR TRANSMISSION

May 1, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Pruco Life Insurance Company
         Pruco Life Insurance Company of New Jersey
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants shown below, we hereby certify that:
1.       For each Registration Statement shown below, the form of Prospectuses and of Statements of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
         Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                      Registration
Registrant                                Depositor                                1940 Act #          Statement

Pruco Life Flexible Premium Variable      Pruco Life Insurance Company             811-07325       333-37728
Annuity Account
                                                                                                   333-52754
                                                                                                   333-52780
                                                                                                   333-75702

Pruco Life of New Jersey Flexible         Pruco Life Insurance Company of New      811-07975       333-49230
Premium Variable Annuity Account          Jersey
                                                                                                   333-62238
                                                                                                   333-62242

You may direct any questions regarding this filing to the undersigned at (973)-802-6997.

Very truly yours,

/s/ C.Christopher Sprague

C. Christopher Sprague